SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Relevant Exchange Rates of US Dollar and Israeli CPI

The following table presents data regarding the dollar exchange rate of relevant currencies and the Israeli CPI:

	Exchange rate of one US dollar		Israeli CPI(*)
	NIS	Real
At December 31,

2020	3.215	5.1967	113.84 points
2019	3.456	4.0307	114.63 points
2018	3.748	3.8748	113.95 points

Increase (decrease) during the year:

2020	(6.97)%	28.93%	(0.69)%
2019	(7.79)%	4.02%	0.60%
2018	8.10%	17.13%	0.80%

(*)	Based on the Index for the month ending on each balance sheet date, on the basis of 2008 average 100.

Schedule of Depreciation Rates

2. Rates of depreciation:

%
Operating equipment (mainly 20%-33%)	6.5-33
Office furniture, equipment and computers	7-33
Buildings	2.5
Vehicles	15
Leasehold improvements	Duration of the lease which is less or equal to useful life.

Schedule of Intangible Assets Useful Lives	As of December 31, 2020, the intangible assets are amortized as follows:
Years
Customer relationship	3
Technology services	5
Other	5